Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financials instruments [Abstract]
Disclosure of detailed information about other financial assets [Text Block]
Financial instruments are detailed as follows:

13.1	Types of other financial assets

Description of other financial assets	12/31/2018 ThUS$	12/31/2017 ThUS$

Financial assets at amortized cost (1)	291,790	360,941
Derivative financial instruments
- For hedging	18,238	-
- At fair value through profit or loss (2)	2,693	6,038
Total other current financial assets	312,721	366,979

Investments classified as available for sale at fair value through profit or loss	-	9,179
Financial assets at fair value through other comprehensive income	3,631	-
Derivative financial instruments
- For hedging	13,425	8,910
Financial assets at amortized cost (3)	75	24,790
Total other non-current financial assets	17,131	42,879

(1)	Corresponds to term deposits whose maturity date is greater than 90 days and less than 360 days from the investment date constituted in the following financial institutions:

(2)	Correspond to forwards and options that were not classified as hedging instruments (See detail in Note 13.3).

(3)
SQM Potassium S.A. contributed ThUS$24,745 to Western Australia Lithium (WAL). As of December 31, 2017, this had not been legally incorporated as a Company and the funds remained in trust pending transfer to WAL.

Disclosure of detailed information about other current financial assets [Text Block]
Institution	12/31/2018 ThUS$	12/31/2017 ThUS$
Banco Santander	23,124	163,269
Banco de Crédito e Inversiones	145,834	71,748
Banco Itaú-Corpbanca	70,719	77,527
Banco Security	27,215	28,592
Scotiabank Sud Americano	24,898	13,764
Banco Chile	-	4,834
Banco BBVA Chile	-	1,207
Total	291,790	360,941

Disclosure of trade and other receivables [text block]
13.2	Trade and other receivables

	12/31/2018			12/31/2017
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$$	ThUS$
Trade receivables	429,150	-	429,150	412,321	-	412,321
Prepayments	16,147	-	16,147	16,177	-	16,177
Other receivables	19,558	2,275	21,833	18,377	1,912	20,289
Total trade and other receivables	464,855	2,275	467,130	446,875	1,912	448,787

	12/31/2018			12/31/2017
	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	445,670	(16,520)	429,150	427,400	(15,079)	412,321
Trade receivables, current	445,670	(16,520)	429,150	427,400	(15,079)	412,321
Prepayments, current	16,990	(843)	16,147	16,877	(700)	16,177
Other receivables, current	23,863	(4,305)	19,558	23,409	(5,032)	18,377
Current trade and other receivables	40,853	(5,148)	35,705	40,286	(5,732)	34,554
Other receivables, non-current	2,275	-	2,275	1,912	-	1,912
Non-current receivables	2,275	-	2,275	1,912	-	1,912
Total trade and other receivables	488,798	(21,668)	467,130	469,598	(20,811)	448,787

Disclosure of detailed information about trade and other receivables [Text Block]

	12/31/2018			12/31/2017
	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	445,670	(16,520)	429,150	427,400	(15,079)	412,321
Trade receivables, current	445,670	(16,520)	429,150	427,400	(15,079)	412,321
Prepayments, current	16,990	(843)	16,147	16,877	(700)	16,177
Other receivables, current	23,863	(4,305)	19,558	23,409	(5,032)	18,377
Current trade and other receivables	40,853	(5,148)	35,705	40,286	(5,732)	34,554
Other receivables, non-current	2,275	-	2,275	1,912	-	1,912
Non-current receivables	2,275	-	2,275	1,912	-	1,912
Total trade and other receivables	488,798	(21,668)	467,130	469,598	(20,811)	448,787

Disclosure of financial assets that are either past due or impaired [text block]
As of December 31, 2018 the detail of the uncollateralized portfolio is as follows:

	2018
	Total uncollateralized portfolio
Past due segments	Number of customers non- renegotiated portfolio	Gross non- renegotiated portfolio ThUS$	Number of customers renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	1,429	403,805	136	668
1-30 days	1,284	17,899	390	596
31-60 days	940	8,063	154	118
61-90 days	661	2,147	41	75
91-120 days	498	1,210	27	47
121-150 days	85	385	16	29
151-180 days	49	177	21	176
181-210 days	14	1,289	41	231
211-250 days	12	107	101	242
>250 days	1,756	7,258	305	1,148
Total	6,728	442,340	1,232	3,330

As of December 31, 2017 the detail of the uncollateralized portfolio is as follows:

	2017
	Total uncollateralized portfolio
Past due segments	Number of customers non- renegotiated portfolio	Gross non- renegotiated portfolio ThUS$	Number of customers renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	3,039	344,802	23	706
1-30 days	1,598	41,510	376	924
31-60 days	824	8,813	130	272
61-90 days	756	3,740	50	119
91-120 days	548	7,367	22	54
121-150 days	182	2,914	22	56
151-180 days	443	5,602	45	75
181-210 days	365	4,470	27	45
211-250 days	682	112	29	138
>250 days	1,837	3,050	350	2,631
Total	10,274	422,380	1,074	5,020

Disclosure of detailed information about expected credit exposure of accounts receivable based on aging analysis [Table Text Block]
	Accounts Receivable
		1 to 30	31 to 60	61 to 90	Over 90	Total
2018	Current	days	days	days	days	ThUS$
Expected Loss Rate	0%	0%	87%	100%	100%
Total Gross Book Value	404,473	18,495	8,181	2,222	12,299	445,670
Deterioration Estimate	-	-	7,147	2,222	12,299	21,668

	Accounts Receivable
		1 to 30	31 to 60	61 to 90	Over 90	Total
2017	Current	days	days	days	days	ThUS$
Expected Loss Rate	0%	0%	0%	27%	74%
Total Gross Book Value	345,508	42,434	9,085	3,859	26,514	427,400
Deterioration Estimate	-	-	-	1,061	19,750	20,811

Disclosure of detailed information about movement in provision of trade receivables [Table Text Block]
As of December 31, 2018 and December 31, 2017, movements in provisions are as follows
:

	12/31/2018	12/31/2017
	ThUS$	ThUS$
Provision Impairment Accounts receivable at the beginning of the Period	34,936	31,616
Adjustment to Starting Balance through New Model Calculations (IFRS 9)	2,301	-
Increase / (decrease) impairment of accounts receivable for the period to profit and loss	(2,967)	8,037
Use of Provision Applied to Accounts Receivable	(1,636)	(4,717)
Impairment of Accounts Receivable Provision at the Star of the Period (1)+(2)	32,634	34,936
(1) Trade and Other Receivables Provision	21,668	20,811
(2) Current Related Party Receivables Provision	10,966	14,125
Recovery of Insurance	827	126

Impairment of Accounts Receivable Provision	32,634	34,936
Renegotiated Provision	2,056	2,580
Non-renegotiated Provision	30,578	32,356

Disclosure of allowance for credit losses [text block]
Hedging assets with underlying debt	Derivative instruments (Fwds)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2018	13,516	(3,004)	8,256	-	8,256

Hedging liabilities with underlying debt	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

December 31, 2018	(17,318)	16,636	1,541	-	1,541

Hedging assets with underlying investments	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2018	18,146	19,911	(1,765)	-	(1,765)

Hedging assets with underlying debt	Derivative instruments (Fwds)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2017	8,910	5,641	2,170	-	2,170

Hedging liabilities with underlying debt	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

December 31, 2017	17,128	33,696	41	-	41

Hedging liabilities with underlying investments	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2017	(20,159)	(20,256)	97	-	97

Disclosure of maturity analysis for derivative financial liabilities [text block]	Derivative contract maturities are detailed as follows:

Series	Contract amount	Currency	Maturity date
	ThUS$
H	155,214	UF	01/05/2023
O	58,748	UF	02/01/2022
P	134,228	UF	01/15/2028

Disclosure of financial liabilities [text block]
As of December 31, 2018 and December 31, 2017, the detail is as follows:

		31/12/2018			31/12/2017
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities at amortized cost
- Bank borrowings	300	68,870	69,170	163,568	-	163,568
- Obligations with the public (bonds)	15,145	1,249,479	1,264,624	13,494	1,031,507	1,045,001
Derivative financial instruments
- For hedging	5,285	12,033	17,318	37,287	-	37,287
- At fair value through profit or loss	2,855	-	2,855	5,979	-	5,979
Total	23,585	1,330,382	1,353,967	220,328	1,031,507	1,251,835

Disclosure of detailed information about borrowings [text block]
As of December 31, 2018 and December 31, 2017, the detail is as follows:
	12/31/2018	12/31/2017
	ThUS$	ThUS$
Long-term bank borrowings	68,870	-
Short-term bank borrowings	-	163,568
Current portion of long-term loans	300	-
Short-term borrowings and current portion of long-term borrowings	69,170	163,568
Total bank borrowings	69,170	163,568

Disclosure of detailed information about short term borrowings [Text Block]
As of December 31, 2018 and December 31, 2017, the detail of this caption is as follows:

						Currency or				Nominal
	Debtor			Creditor		adjustment			Effective	rate
Tax ID No	Company	Country	Tax ID No,	Financial institution	Country	index	Repayment	Vencimiento	rate
93,007,000-9	SQM.S.A.	Chile	0-E	Scotiabank Cayman	USA	US$	Upon maturity	05/29/2023	3.60%	3.98%
Foreign	Nitratos Naturais do Chile Lim	Brazil	0-E	Banco ITAU Brasil	Brasil	BRL	Upon maturity	01/31/2019	5.17%	5.17%
Foreign	SQM Brasil Limitada	Brazil	0-E	Banco ITAU Brasil	Brasil	BRL	Upon maturity	01/31/2019	5.5%	5.5%

		12/31/2018			12/31/2018
Debtor	Creditor	Nominal amounts			Current amounts
Company	Financial institution	Up to 90 days ThUS$	90 days to 1 year ThUS$	Total ThUS$	Up to 90 days ThUS$	90 days to 1 year ThUS$	Subtotal ThUS$	Borrowing costs ThUS$	Total ThUS$
SQM S.A.	Scotiabank Cayman	-	-	-	-	248	248	-	248
Nitratos Naturais do Chile Lim	Banco ITAU Brasil	-	-	-	11	-	11	-	11
SQM Brasil Limitada	Banco ITAU Brasil	-	-	-	41	-	41	-	41
Total		-	-	-	52	248	300	-	300

Debtor			Creditor			Currency or Adjustment index	Repayment	Effective rate	Nominal rate
Tax ID No	Company	Country	Tax ID No,	Financial institution	Country
93,007,000-9	SQM.S.A.	CHILE	97,018,000-1	Scotiabank Sud Americano	CHILE	US$	Upon maturity	1.63%	1.63%
93,007,000-9	SQM.S.A.	CHILE	97,018,000-1	Scotiabank Sud Americano	CHILE	US$	Upon maturity	1.73%	1.73%
93,007,000-9	SQM.S.A.	CHILE	97,018,000-1	Scotiabank Sud Americano	CHILE	US$	Upon maturity	1.73%	1.73%
93,007,000-9	SQM S.A.	CHILE	97,018,000-1	Banco Estado	CHILE	US$	Upon maturity	1.64%	1.64%
93,007,000-9	SQM S.A.	CHILE	97,018,000-1	Banco Estado	CHILE	US$	Upon maturity	1.67%	1.67%
93,007,000-9	SQM S.A.	CHILE	97,018,000-1	Banco Estado	CHILE	US$	Upon maturity	1.67%	1.67%
79,626,800-K	SQM Salar S.A.	CHILE	97,018,000-1	Banco Estado	CHILE	US$	Upon maturity	1.91%	1.91%
79,626,800-K	SQM Salar S.A.	CHILE	97,018,000-1	Scotiabank Sud Americano	CHILE	US$	Upon maturity	1.94%	1.94%
79,947,100-0	SQM Industrial S.A.	CHILE	97,030,000-7	Banco Estado	CHILE	US$	Upon maturity	1.74%	1.74%
79,947,100-0	SQM Industrial S.A.	CHILE	97,030,000-7	Banco Estado	CHILE	US$	Upon maturity	1.65%	1.65%

		12/31/2017			12/31/2017
Debtor	Creditor	Nominal amounts			Current amounts
Company	Financial institution	Up to 90 days ThUS$	90 days to 1 year ThUS$	Total ThUS$	Up to 90 days ThUS$	90 days to 1 year ThUS$	Subtotal ThUS$	Borrowing costs ThUS$	Total ThUS$
SQM S.A.	Scotiabank Sud Americano	-	20,000	20,000	-	20,137	20,137	-	20,137
SQM S.A.	Scotiabank Sud Americano	-	17,000	17,000	-	17,140	17,140	-	17,140
SQM S.A.	Scotiabank Sud Americano	-	3,000	3,000	-	3,025	3,025	-	3,025
SQM S.A.	Banco Estado	15,000	-	15,000	15,011	-	15,011	-	15,011
SQM S.A.	Banco Estado	15,000	-	15,000	15,011	-	15,011	-	15,011
SQM S.A.	Banco Estado	15,000	-	15,000	15,011	-	15,011	-	15,011
SQM Salar S.A.	Banco Estado	-	20,000	20,000	-	20,071	20,071	-	20,071
SQM Salar S.A.	Scotiabank Sud Americano	-	20,000	20,000	-	20,072	20,072	-	20,072
SQM Industrial S.A.	Banco Estado	-	20,000	20,000	-	20,064	20,064	-	20,064
SQM Industrial S.A.	Banco Estado	18,000	-	18,000	18,026	-	18,026	-	18,026
Total		63,000	100,000	163,000	63,059	100,509	163,568	-	163,568

Disclosure of detailed information about current maturities of unsecured obligations [Text Block]
As of December 31, 2018 and December 31, 2017, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:
Bonds

Tax ID No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93,007,000-9	SQM S.A.	CHILE	-	MMUS$250	4/21/2019	US$	Semiannual	Upon maturity	0.95%	5,50%
93,007,000-9	SQM S.A.	CHILE	-	MMUS$250	1/28/2019	US$	Semiannual	Upon maturity	2,75%	4,38%
93,007,000-9	SQM S.A.	CHILE	-	MMUS$300	4/03/2019	US$	Semiannual	Upon maturity	1,77%	3,63%
93,007,000-9	SQM S.A.	CHILE	564	H	1/05/2019	UF	Semiannual	Semiannual	1,90%	4,90%
93,007,000-9	SQM S.A.	CHILE	699	O	2/01/2019	UF	Semiannual	Upon maturity	2,60%	3,80%
93,007,000-9	SQM S.A.	CHILE	563	P	1/15/2019	UF	Semiannual	Upon maturity	3,07%	3,25%
93.007.000-9	SQM S.A.	Chile	700	Q	6/01/2019	UF	Semiannual	Upon maturity	3,34%	3,45%

			12/31/2018				12/31/2018
			Nominal maturities				Current maturities
Company	Country	Series	Up to 90 days	91 days to 1 year	Total	Up to 90 days	91 days to 1 year	Subtotal	Bond issuance costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	CHILE	ThUS$250,000	2,674	-	2,674	2,674	-	2,674	(386)	2,288
SQM S.A.	CHILE	ThUS$250,000	-	4,648	4,648	-	4,648	4,648	(433)	4,215
SQM S.A.	CHILE	ThUS$300,000	2,658	-	2,658	2,658	-	2,658	(614)	2,044
SQM S.A.	CHILE	H	-	3,756	3,756	-	3,756	3,756	(139)	3,617
SQM S.A.	CHILE	O	-	934	934	-	934	934	(67)	867
SQM S.A.	CHILE	P	-	1,784	1,784	-	1,784	1,784	(12)	1,772
SQM S.A.	CHILE	Q	342	-	342	342	-	342	-	342
Total			5,674	11,122	16,796	5,674	11,122	16,796	(1,651)	15,145

Effective rates of bonds in Chilean pesos and UF are expressed and calculated in U.S. dollars based on the flows agreed in Cross Currency Swap Agreements.

Tax ID No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate

93,007,000-9	SQM S.A.	CHILE	-	ThUS$250,000	04/21/2018	US$	Semiannual	Upon maturity	1.47%	5.50%
93,007,000-9	SQM S.A.	CHILE	-	ThUS$250,000	01/28/2018	US$	Semiannual	Upon maturity	3.17%	4.38%
93,007,000-9	SQM S.A.	CHILE	-	ThUS$300,000	04/03/2018	US$	Semiannual	Upon maturity	2.12%	3.63%
93,007,000-9	SQM S.A.	CHILE	564	H	01/05/2018	UF	Semiannual	Semiannual	2.18%	4.90%
93,007,000-9	SQM S.A.	CHILE	699	O	02/01/2018	UF	Semiannual	Upon maturity	2.80%	3.80%

			12/31/2017			12/31/2017
			Nominal maturities			Current maturities
Company	Country	Series	Up to 90 days	91 days to 1 year	Total	Up to 90 days	91 days to 1 year	Subtotal	Bond issuance costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	CHILE	ThUS$250,000	-	-	-	-	2,674	2,674	(385)	2,289
SQM S.A.	CHILE	ThUS$250,000	-	-	-	4,648	-	4,648	(433)	4,215
SQM S.A.	CHILE	ThUS$300,000	-	-	-	-	2,658	2,658	(615)	2,043
SQM S.A.	CHILE	H	-	-	-	4,127	-	4,127	(139)	3,988
SQM S.A.	CHILE	O	-	-	-	1,026	-	1,026	(67)	959
Total			-	-	-	9,801	5,332	15,133	(1,639)	13,494

Disclosure of detailed information about non current maturities of unsecured obligations [Text Block]
The following table shows the details of bank loans that accrue non-current interest as of December 31, 2018. As of December 31, there were no loans:

Debtor				Creditor		Currency or adjustment index	Type of amortization	Effective rate	Nominal rate
Chilean Tax ID	Company	Country	Chilean Tax ID	Financial institution	Country
93,007,000-9	SQM.S.A.	Chile	0-E	Scotiabank Cayman	USA	USD	Maturity	3.98%	3.98%

		12/31/2018				12/31/2018
Creditor	Creditor	Nominal non-current maturities				Non-current maturities
Company	Financial institution	Between 1 and 2 ThUS$	Between 2 and 3 ThUS$	Between 3 and 4 ThUS$	Total ThUS$	Between 1 and 2 ThUS$	Between 2 and 3 ThUS$	Between 3 and 4 ThUS$	Subtotal ThUS$	Costs of obtaining loans ThUS$	Total ThUS$
SQM S.A.	Scotiabank Cayman		-	70,000	70,000	-	-	70,000	70,000	(1,130)	68,870
Total		-	-	70,000	70,000	-	-	70,000	70,000	(1,130)	68,870
The breakdown of non-current unsecured interest-bearing bonds as of December 31, 2018 and December 31, 2017 is detailed as follows:

							Periodicity
Tax ID No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	CHILE	-	ThUS$250,000	04/21/2020	US$	Semiannual	Upon maturity	5.50%	5.50%
93.007.000-9	SQM S.A.	CHILE	-	ThUS$250,000	01/28/2025	US$	Semiannual	Upon maturity	4.38%	4.38%
93.007.000-9	SQM S.A.	CHILE	-	ThUS$300,000	04/03/2023	US$	Semiannual	Upon maturity	3.63%	3.63%
93.007.000-9	SQM S.A.	CHILE	564	H	01/05/2030	UF	Semiannual	Semiannual	4.90%	4.90%
93.007.000-9	SQM S.A.	CHILE	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.80%	5.50%
93.007.000-9	SQM S.A.	CHILE	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.25%	3.25%
93.007.000-9	SQM S.A.	CHILE	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.45%	3.45%

Nominal non-current maturities 12/31/2018							Non-current maturities 12/31/2018
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	250,000	-	-	-	-	250,000	250,000	-	-	-	-	250,000	(131)	249,869
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(2,202)	247,798
MUS$300	-	-	300,000	-	-	300,000	-	-	300,000	-	-	300,000	(2,006)	297,994
H	-	-	-	-	158,704	158,704	-	-	-	-	158,704	158,704	(1,392)	157,312
O	-	-	-	-	59,514	59,514	-	-	-	-	59,514	59,514	(878)	58,636
P	-	-	-	-	119,028	119,028	-	-	-	-	119,028	119,028	(101)	118,927
Q	-	-	-	-	119,028	119,028	-	-	-	-	119,028	119,028	(85)	118,943
Total	250,000	-	300,000	-	706,274	1,256,274	250,000	-	300,000	-	706,274	1,256,274	(6,795)	1,249,479

As of December 31, 2018 and December 31, 2017, the breakdown of unsecured interest-bearing liabilities, non-current is as follows:
							Periodicity
Tax ID No,	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	CHILE	-	MMUS$250	04/21/2020	US$	Semiannual	Upon maturity	5.50%	5.50%
93.007.000-9	SQM S.A.	CHILE	-	MMUS$250	01/28/2025	US$	Semiannual	Upon maturity	4.38%	4.38%
93.007.000-9	SQM S.A.	CHILE	-	MMUS$300	04/03/2023	US$	Semiannual	Upon maturity	3.63%	3.63%
93.007.000-9	SQM S.A.	CHILE	564	H	01/05/2030	UF	Semiannual	Semiannual	4.90%	6.01%
93.007.000-9	SQM S.A.	CHILE	699	O	01/02/2033	UF	Semiannual	Upon maturity	3.80%	3.80%

Nominal non-current maturities 12/31/2017							Non-current maturities 12/31/2017
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	250,000	-	-	-	-	250,000	250,000	-	-	-	-	250,000	(517)	249,483
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(2,636)	247,364
MUS$300	-	-	-	-	300,000	300,000	-	-	-	-	300,000	300,000	(2,618)	297,382
H	-	-	-	-	174,367	174,367	-	-	-	-	174,367	174,367	(1,532)	172,835
O	-	-	-	-	65,388	65,388	-	-	-	-	65,388	65,388	(945)	64,443
Total	250,000	-	-	-	789,755	1,039,755	250,000	-	-	-	789,755	1,039,755	(8,248)	1,031,507

Disclosure of information about Series C bonds [Text Block]
As of December 31, 2018, and December 31, 2017, the Company has made the following payments with a charge to the Series C bonds:

Payments made	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Principal payment	-	57,290	5,729
Interest payment	-	1,515	3,275

Disclosure of information about issue of series H bonds [Text Block]
As of December 31, 2018
, and December 31, 2017
, the Company has made the following payments with a charge to the Series H bonds:

Payments made	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Payments of interest, Series H bonds	8,325	7,691	7,289

Disclosure of information about second issue of single series bonds [Text Block]
As of December 31, 2018, and December 31, 2017, the detail of payments charged to the line of single series bonds, second issue is as follows:

Payments made	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Interest payment	13,750	13,750	13,750

Disclosure of information about issue of series M and O bonds [Text Block]
On April 4, 2012, the Company placed two bond series in the domestic market.  Series M for UF 1,000,000 (ThUS$46,601) was placed at a term of 5 years with a single payment at the maturity of the term and an annual interest rate of 3.3%.  On February 1, 2017, the M bond was canceled
.

Payments made	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Principal payment Series M bonds	-	40,726	-
Payment of interest, Series M bonds	-	667	1,242

As of December 31, 2018, and December 31, 2017the Company has made the following payments with a charge to the Series O bonds:

Payments made	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2017 ThUS$
Payment of interest, Series O bonds	2,457	2,301	2,142

Disclosure of information about third issue of single series bonds [Text Block]
As of December 31, 2018, and December 31, 2017, the following payments have been made with a debit to the line of single-series bonds, third issue:

Payments made	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Payment of interest	10,875	10,875	10,875

Disclosure of information about fourth issue of single series bonds [Text Block]	As of December 31, 2018, and December 31, 2017, the following payments have been made.
Payments made	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Payment of interest	10,938	10,938	10,938

Disclosure of information about issue of series P bonds [Table Text Block]
The Bonds (i) mature on January 15, 2028; (ii) will accrue on the unpaid principal, expressed in UF, at an annual interest rate of 3.25% from January 15, 2018; and (iii) can be called early by the Company as of the date of placement, that is, as of April 5, 2018.

Payments made	12/31/2018 ThUS$
Payment of interest	2,027

Disclosure of information about issue of series Q bonds [Table Text Block]
Payments made	12/31/2018 ThUS$
Payment of interest	319

Disclosure of trade and other payables [text block]
13.5

Trade and other payables

	12/31/2018			12/31/2017
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	163,373	-	163,373	195,858	-	195,858
Other accounts payable	378	-	378	422	-	422
Total	163,751	-	163,751	196,280	-	196,280

Disclosure of detailed information about the current and past due suppliers [Text Block]
As of December 31, 2018 and December 31, 2017, the balance of current and past due suppliers is as follows:
Suppliers current on all payments

	Amounts according to payment periods as of 12/31/2018
	Up to 30	31 - 60	61 - 90	91 - 120	121 - 365	366 and more	Total
Type of Supplier	Days	days	Days	days	days	days	ThUS$
Goods	48,969	1,919	912	25	278	2	52,105
Services	37,376	314	157	107	19	35	38,008
Others	54,978	161	20	-	-	3	55,162
Total	141,323	2,394	1,089	132	297	40	145,275

	Amounts according to payment periods as of 12/31/2017
	Up to 30	31 - 60	61 - 90	91 - 120	121 - 365	366 and more	Total
Type of Supplier	days	days	days	days	days	days	ThUS$
Goods	72,567	-	-	-	-	-	72,567
Services	36,855	-	-	-	-	3	36,858
Others	45,104	-	-	-	-	-	45,104
Total	154,526	-	-	-	-	3	154,529

Suppliers past due on payments
	Amounts according to payment periods as of 12/31/2018
	Up to 30	31 - 60	61 - 90	91 - 120	121 - 365	366 and more	Total
Type of Supplier	days	days	days	days	days	days	ThUS$
Goods	1,533	209	210	255	175	287	2,669
Services	12,229	838	109	111	309	141	13,737
Others	1,039	385	92	6	60	110	1,692
Total	14,801	1,432	411	372	544	538	18,098

	Amounts according to payment periods as of 12/31/2017
	Up to 30	31 - 60	61 - 90	91 - 120	121 - 365	366 and more	Total
Type of Supplier	days	days	days	days	days	days	ThUS$
Goods	16,693	448	3,965	1,784	1,602	42	24,534
Services	11,704	1,913	547	681	1,325	17	16,187
Others	479	9	13	20	46	41	608
Total	28,876	2,370	4,525	2,485	2,973	100	41,329

Disclosure of information about derivative instruments measured at fair value through profit or loss [Text Block]	The detail of this type of instrument is as follows:

Financial liabilities at fair value with an impact on profit or loss	12/31/2018	Effect on profit or loss as of 12/31/2018	12/31/2017	Effect on profit or loss as of 12/31/2017	12/31/2016	Effect on profit or loss as of 12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current
Derivative instruments (IRS)	-	-	-	-	-	(229)
Total	-	-	-	-	-	(229)

Disclosure of detailed information about categories of financial assets [Text Block]
a)	Financial Assets

		12/31/2018				12/31/2017
	Current	Non-current	Total	Current	Non-current	Total
Description of financial assets	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$
Cash and cash equivalent	556,066	-	556,066	630,438	-	630,438
Trade receivables due from related parties	44,554	-	44,554	59,132	-	59,132
Financial assets measured at amortized cost	291,790	75	291,865	360,941	45	360,986
Loans and receivables measured at amortized cost	464,855	2,275	467,130	446,875	1,912	448,787
Total financial assets measured at amortized cost	1,357,265	2,350	1,359,615	1,497,386	1,957	1,499,343

Derivative financial instruments
- For hedging purposes	18,238	13,425	31,663	-	8,910	8,910
- At fair value through profit or loss	2,693	-	2,693	6,038	-	6,038
Financial assets at fair value through other comprehensive income	-	3,631	3,631	-	33,924	33,924
Total financial assets at fair value	20,931	17,056	37,987	6,038	42,834	48,872
Total financial assets	1,378,196	19,406	1,397,602	1,503,424	44,791	1,548,215

Disclosure of detailed information about categories of financial liabilities [Text Block]
b)	Financial liabilities

	12/31/2018			12/31/2017
Description of financial liabilities	Current	Non- Current	Total	Current	Non- Current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Derivative financial instruments
For hedging purposes	5,285	12,033	17,318	37,287	-	37,287
Held for trading at fair value through profit or loss	2,855	-	2,855	5,979	-	5,979
Financial liabilities at fair value through profit or loss	8,140	12,033	20,173	43.266	-	43.266

Liabilities at amortized cost
Bank loans	300	68,870	69,170	163,568	-	163,568
Obligations to the public	15,145	1,249,479	1,264,624	13,494	1,031,507	1,045,001
Financial liabilities at amortized cost (trade and other payables)	163,751	-	163,751	196,280	-	196,280
Accounts payable to related entities	9	-	9	1,365	-	1,365
Total financial liabilities at amortized cost	179,205	1,318,349	1,497,554	374.707	1,031,507	1,406.214
Total financial liabilities	187,345	1,330,382	1,517,727	417,973	1,031,507	1,449,480

Disclosure of fair value measurement [text block]
	Carrying Amount at Amortized Cost	Fair value (informative)	Fair value	Measurement Methodology
	12/31/2018	12/31/2018	12/31/2018	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	556,066	556,066	-	-	556,066	-
Trade and other receivables, current	464,855	464,855	-	-	464,855	-
Trade receivables due from related parties, current	44,554	44,554	-	-	44,554	-
Other current financial assets:	-	-	-	-	-	-
- Time deposits	291,790	291,790	-	-	291,790	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	2,637	-	2,637	-
- Options	-	-	56	-	56	-
- Hedging assets	-	-	-	-	-	-
- Investment hedge swaps	-	-	18,238	-	18,238	-
Non-current accounts receivable	424	424	-	-	-	-
Other non-current financial assets:	-	-	-	-	-	-
- Other	95	95	-	-	95	-
- Investment in Shares	-	-	3,611	-	-	-
- Hedging assets - Swaps	-	-	13,425	-	13,425	-
Other current financial liabilities	-	-	-	-	-	-
- Bank loans	300	300	-	-	300	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	2,723	-	2,723	-
- Options	-	-	132	-	132	-
- Hedging liabilities - Swaps	-	-	5,285	-	5,285	-
- Unsecured obligations	15,145	15,145	-	-	15,145	-
Trade and other payables, current and non current	163,751	163,751	-	-	163,751	-
Trade payables due to related parties, current	9	9	-	-	9	-
Other non-current financial liabilities:	-	-	-	-	-	-
- Bank loans	68,870	71,826	-	-	71,826	-
- Unsecured obligations	1,249,479	1,357,640	-	-	1,357,640	-
- Non-current hedging liabilities	-	-	12,033	-	12,033	-

	Carrying Amount at Amortized Cost	Fair value of amounts measured at amoirtized cost	Amounts measured at Fair value	Measurement Methodology
	12/31/2017	12/31/2017	12/31/2017	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	630,438	630,438	-	-	630,438	-
Trade and other receivables, current	446,875	446,875	-	-	446,875	-
Trade receivables due from related parties, current	59,132	59,132	-	-	59,132	-
Other current financial assets:	-	-	-	-	-	-
- Time deposits	360,941	360,941	-	-	360,941	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	2,744	-	2,744	-
- Options	-	-	110	-	110	-
- Hedging assets	-	-	3,184	-	3,184	-
- Investment hedge swaps	-	-	-	-	-	-
Non-current accounts receivable	1,912	1,912	-	-	1,912	-
Other non-current financial assets:	-	-	-	-	-	-
- Other	24,811	24,811	-	-	24,811	-
- Investment in Shares	-	-	9,159	9,159	-	-
- Hedging assets - Swaps	-	-	8,909	-	8,909	-
Other current financial liabilities	-	-	-	-	-	-
- Bank loans	163,568	163,568	-	-	163,568	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	5,534	-	5,534	-
- Options	-	-	445	-	445	-
- Hedging liabilities - Swaps	-	-	37,287	-	37,287	-
- Unsecured obligations	13,494	13,494	-	-	13,494	-
Trade and other payables, current and non current	196,280	196,280	-	-	196,280	-
Trade payables due to related parties, current	1,365	1,365	-	-	1,365	-
Other non-current financial liabilities:	-	-	-	-	-	-
- Bank loans	-	-	-	-	-	-
- Unsecured obligations	1,031,507	1,131,639	-	-	1,131,639	-
- Non-current hedging liabilities	-		-	-	-	-

Disclosure of information about financial assets pledged as guarantee [Text Block]	As of December 31, 2018 and December 31, 2017, assets pledged as guarantees are as follows:
Restricted cash	12/31/2018 ThUS$	12/31/2017 ThUS$
Isapre Norte Grande Ltda,	712	771
Total	712	771

Disclosure of detailed information about financial instruments [text block]
The detail of the Company’s instruments at carrying value and estimated fair value is as follows:

	12/31/2018		12/31/2017
	Carrying value	Fair value	Carrying value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	556,066	556,066	630,438	630,438
Current trade and other receivables	464,855	464,855	446,875	446,875
Receivables due from related parties, current	44,554	44,554	59,132	59,132
Other financial assets, current:
- Time deposits	291,790	291,790	360,941	360,941
- Derivative instruments	2,693	2,693	6,038	6,038
- Hedging assets	18,238	18,238	-	-
Total other current financial assets	312,721	312,721	366,979	366,979
Non-Current Trade Receivables	424	424	1,912	1,912
Other non-current financial assets:	17,131	17,131	42,879	42,879
Total other non-current financial assets:	17,131	17,131	42,879	42,879
Other financial liabilities, current:
- Bank loans	300	300	163,568	163,568
- Derivative instruments	2,855	2,855	5,979	5,979
- Hedging liabilities	5,285	5,285	37,287	37,287
- Unsecured obligations	15,145	15,145	13,494	13,494
Other financial liabilities, current	23,585	23,585	220,328	220,328
Current and non-current accounts payable	163,751	163,751	196,280	196,280
Payables due to related parties, non-current	9	9	1,365	1,365
Other non-current financial liabilities:
- Bank loans	68,870	71,826	-	-
- Unsecured obligations	1,249,479	1,404,614	1,031,507	1,131,639
- Non-current hedging liabilities	12,033	2,657	-	-
Other non-current financial liabilities:	1,330,382	1,479,097	1,031,507	1,131,639